FORM N-CSR

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                               Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                              16 Rimwood Lane

                                                                                              Colts Neck, NJ   07722

Registrant telephone number, including area code:              732-842-3465

Date of fiscal year:                                                                12/31/2012

Date of reporting period:                                                      12/31/2012

The Registrant is filing this amendment to include Item 10 (A) and (B) on pages ii and iii under the heading of “Certification”; and the title of the undersigned on page iv under section titled “Signatures”.

Item  1.   Report to Shareholders.

NORTHQUEST CAPITAL FUND, INC.

ANNUAL REPORT

December 31, 2012

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-698-5261

Ticker: NQCFX

www.NorthQuestFund.com

NORTHQUEST CAPITAL FUND, INC.

December 31, 2012

To the Shareholders of NorthQuest Capital Fund, Inc.:

Our Fund began the year at a share price of $10.85 and ended 2012 at $11.71.  The Fund’s total return for this period increased 7.93%. The following table may be helpful in comparing the Fund’s performance with other indexes.

     The Fund and Other Indexes                                2012 Performance Year-To-Date Gain (Loss)

        NorthQuest Capital Fund                                                                   7.93%

        D.J.I.A.                                                                                             7.26%

        NASDAQ                                                                                       15.91%

        S&P 500                                                                                         13.41%

        S&P 500 with reinvested dividends                                                  16.00%

2012 Portfolio

     NorthQuest did not buy any common stock securities during the first half of 2012. But in the second half, the Fund added one new company to its investment portfolio. During the fourth quarter the Fund purchased 300 shares of Wabtec Corporation (WAB). WAB services and manufactures products and equipment to the railroad, transit and marine industries. Wabtec’s financial stats include strong free cash flow, reasonable debt, rising revenues, and expanding profit margins. The Fund sold four stocks in 2012: Amgen, Inc. (AMGN), General Dynamics Corp. (GD), Medtronic Inc. (MDT) and Symantec Corp. (SYMC). These common stock securities were sold because their financial stats were not meeting the business fundamentals similar to aforementioned Wabtec Corporation.

     The NorthQuest investment return of 7.93% fell short of the 16% return for the benchmark S&P 500 Index with dividends. The Fund maintained an average of over 30% in cash and equivalents throughout the year. This conservative investment strategy increased our “margin of safety” but limited our upside performance potential.

     Pages 2, 3 and 4 of this report contain pricing, valuation, and other fundamental information about the individual companies in the NorthQuest investment portfolio.

You will find enclosed information and commentary about the Fund’s holdings, year-end financial statements, and the Auditor’s opinion stated in the Report of Independent Registered Public Accounting Firm. Please do not hesitate to call or write me any comments or questions that you may have.  Thank you again for your trust, confidence, and investments.

Sincerely,

Peter J. Lencki

President

NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio

These comments are not recommendations to buy or sell these common stocks but to give our shareholders a short-term snapshot or perspective of Fund equity holdings as of
12/31/12. It should be noted that Fund investment transactions are based on many factors
(including long-term analysis).
Year to Date
Common		Stock				% Price
Stock		Symbol		Industry	Valuation	Change

C.R. Bard, Inc.		BCR		Med. Supplies	Undervalued	14.3%
Products & Services:		Medical manufacturer involved in vascular, urological and surgical products.
Sales:	Up		Debt/Amt:	Steady/Reasonable
Profits:	Up		Cash Flow:	Down

Chevron Corp.		CVX		Petroleum	Undervalued	1.6%
Products & Services:		Explores, extracts, and refines oil/natural gas worldwide. Fourth largest oil company in the world.
Sales:	Down		Debt/Amt:	Up/Low
Profits:	Down		Cash Flow:	Up

Donaldson Co.		DCI		Machinery	Undervalued	-3.5%
Products & Services:		Manufactures filters for computers, heavy duty trucks, & industrial gas turbines.
Sales:	Up		Debt/Amt:	Steady/Reasonable
Profits:	Up		Cash Flow:	Up

Emerson Electric Co.		EMR		Electric equip.	Overvalued	13.7%
Products & Services:		Manufacturer of electrical components/products, electronic systems and provides technological solutions in commercial, industrial automation and consumer markets.
Sales:	Flat		Debt/Amt:	Down/reasonable
Profits:	Flat		Cash Flow:	Flat

Fiserv Inc.		FISV		Computer serv.	Undervalued	34.5%
Products & Services:		Conducts administrative, payment and data processing for financial companies.
Sales:	Up		Debt/Amt:	Down slightly/High
Profits:	Up		Cash Flow:	Up

FreePort McMoran		FCX		Mining	Overvalued	-7.0%
Copper & Gold
Products & Services:		Globally searches for and extracts metals such as copper, gold and molybdenum.
Sales:	Down		Debt/Amt:	Steady/Reasonable
Profits:	Down		Cash Flow:	Down

2
NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio (continued)

These comments are not recommendations to buy or sell these common stocks but to give our shareholders a short-term snapshot or perspective of Fund equity holdings as of
12/31/12. It should be noted that Fund investment transactions are based on many factors
(including long-term analysis).
Year to Date
Common		Stock				% Price
Stock		Symbol		Industry	Valuation	Change

International		IBM		Computer serv.	Undervalued	4.2%
Business Machines
Products & Services:		Provides software, solutions, information/data gathering systems and "cloud"
technology.
Sales:	Down		Debt/Amt:	Up/high
Profits:	Up		Cash Flow:	Up

Parker Hannifin		PH		Diversified	Undervalued	11.6%
Products & Services:		Manufactures motion and control systems for many industries.
Sales:	Up		Debt/Amt:	Down/reasonable
Profits:	Up		Cash Flow:	Up

Reliance Steel &		RS		Metals	Overvalued	27.5%
Aluminum
Products & Services:		Producer of steel, alumium, copper, brass and titanium metal products and processing services used in many industries worldwide.
Sales:	Up		Debt/Amt:	Down/reasonable
Profits:	Up		Cash Flow:	Up

Stryker Corp.		SYK		Medical devices	Undervalued	10.3%
Products & Services:		Manufactures power instruments and equipment for surgery; stretchers and beds; hip, knee and spinal impants.
Sales:	Up		Debt/Amt:	Steady/Low
Profits:	Up		Cash Flow:	Up

U.S. Bancorp		USB		Banking	Undervalued	18.1%
Products & Services:		USB has more than 3089 bank offices throughout the U.S.
USB provides payment services, wealth management and securities services.
Income:	Up		Return on assets: Up
Profits:	Up		Loan loss reserve: Down

3
NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio (continued)

These comments are not recommendations to buy or sell these common stocks but to give our shareholders a short-term snapshot or perspective of Fund equity holdings as of
12/31/12. It should be noted that Fund investment transactions are based on many factors
(including long-term analysis).
Year to Date
Common		Stock				% Price
Stock		Symbol		Industry	Valuation	Change

United Technologies		UTX		Diversified	Overvalued	12.2%
Corp.
Products & Services:		Makes aircraft engines, elevators, helicopters, electronic climate controls and fire/security systems.
Sales:	Down		Debt/Amt:	Up/high
Profits:	Down		Cash Flow:	Down

Wabtec Corporation		WAB		Transportation	Undervalued	25.2%
Corp.
Products & Services:		Manufactures products and equipment for the railroad, transit and marine industry worldwide. Also offers service, maintenance and repair contracts to said industries.
Sales:	Up		Debt/Amt:	Steady/Reasonable
Profits:	Up		Cash Flow:	Up

Exxon Mobil		XOM		Petroleum	Overvalued	2.1%
Corporation
Products & Services:		Explores, extracts, and refines oil/natural gas worldwide. Also has chemical business.
Sales:	Down		Debt/Amt:	Steady/low
Profits:	Down		Cash Flow:	Down

4

PERFORMANCE ILLUSTRATION
December 31, 2012 (Unaudited)

The line graph below assumes an initial $10,000 investment in the NorthQuest Capital Fund on 12/31/02 and the subsequent value of the account on 12/31/12, compared to the $10,000 in-
vestment into the S&P 500 Index with dividends reinvested for the same period. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.The returns do not reflect taxes that a shareholder would pay on Fund distribututions or on the sale of Fund shares.

					Line Graph
					Symbol
NorthQuest Capital Fund					"NQ"
S&P 500 Index with dividends reinvested					"SP"

	Inception	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Ended	Ended	Ended
	12/31/02	12/31/03	12/31/04	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12
NQ	$9,190	$10,960	$11,930	$11,770	$13,350	$12,857	$9,067	$10,199	$11,051	$10,871	$11,733
SP	$7,790	$10,026	$11,117	$11,662	$13,504	$14,245	$8,974	$11,349	$13,058	$13,334	$15,467

Another measure of performance is the Fund's Average Annual Return for the past 1 year, 5 year, and 10 year compared with the S&P 500 Index with dividends reinvested.

	Average Annual Return (Loss)
	For the Periods ended December 31, 2012

	1 Year	5 Year	10 Year
NorthQuest Capital Fund	7.93%	-1.81%	2.47%

S&P 500 Index with dividends reinvested	16.00%	1.66%	7.09%

	5

NORTHQUEST CAPITAL FUND, INC.
Top Ten Holdings and Asset Allocation
December 31, 2012
		(Unaudited)

Top Ten Holdings *			Asset Allocation
(% of Net Assets)			(% of Net Assets)

Fiserv Inc.	8.38%		Chemicals	10.55%

Parker Hannifin Corp.	7.94%		Diversified Industries	13.16%

Reliance Steel & Aluminum	5.80%		Electrical	5.17%

Donaldson Co.	5.57%		Financial	3.38%

Exxon Mobil Corporation	5.51%		Machinery Industries	5.57%

C.R. Bard Inc.	5.39%		Medical	10.74%

Stryker Corp.	5.34%		Metals	5.80%

United Technologies Corp.	5.22%		Mining	3.77%

Emerson Electric Co.	5.17%		Technology	10.82%

Chevron Corp.	5.05%		Transportation	1.11%

	59.37%		Other Assets	29.93%
			less liabilities, Net

				100.00%

* Portfolio holdings are subject to change and are not recommendations of individual stocks.

		6

NORTHQUEST CAPITAL FUND, INC.

Expenses

December 31, 2012

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2012 to December 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                                        Expenses Paid

                                                  Beginning                  Ending                        During Period*

                                              Account Value          Account Value                July 1, 2012 to

                                                July 1, 2012        December 31, 2012        December 31,  2012

Actual                                     $1,000.00                 $ 1,032.63                            $ 9.15

Hypothetical

(5% return before expenses)     $1,000.00                $ 1,016.14                            $ 9.07

* Expenses are equal to the Fund’s annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 184 days/366 days[number of days in most  recent fiscal half-year/365 [or 366] (to reflect the one-half year period).

NORTHQUEST CAPITAL FUND, INC.
Schedule of Investments
	December 31, 2012

			Fair
COMMON STOCKS: 70.07%	Shares	Cost	Value

Computer Hardware & Software: 10.82%
Fiserv Inc. *	2,500	109,333	197,575
International Business Machines	300	48,534	57,465

		157,867	255,040

Electrical Products/Equipment: 5.17%
Emerson Electric Co.	2,300	96,251	121,808

Financial Services: 3.38%
U.S. Bancorp	2,500	74,356	79,850

Diversified Industrials: 13.16%
Parker Hannifin Corp.	2,200	154,608	187,132
United Technologies Corp.	1,500	67,597	123,015

		222,205	310,147

Machinery Industry: 5.57%
Donaldson Co.	4,000	43,375	131,360

Medical Supplies Industry: 10.74%
C.R. Bard, Inc.	1,300	$ 115,570	$ 127,062
Stryker Corp.	2,300	72,730	126,086

		188,300	253,148

The accompanying notes are an integral part of these financial statements.

	8
NORTHQUEST CAPITAL FUND, INC.
Schedule of Investments - (continued)
	December 31, 2012

			Fair
COMMON STOCKS: 70.07%	Shares	Cost	Value

Mining Industry: 3.77%
Freeport McMoran Copper & Gold	2,600	121,361	88,920

Petroleum & Chemical Industry: 10.55%
Chevron Corp.	1,100	105,283	118,954
Exxon Mobil Corporation	1,500	98,847	129,825

		204,130	248,779

Steel Industry: 5.80%
Reliance Steel & Aluminum	2,200	77,197	136,620

Transportation Industry: 1.11%
Wabtec Corporation	300	23,919	26,262

TOTAL COMMON STOCKS		$1,208,961	1,651,934

OTHER ASSETS LESS LIABILITIES: 29.93%			705,492

NET ASSETS - 100%			$2,357,426

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

	9

	NORTHQUEST CAPITAL FUND, INC.
	Schedule of Investments - (continued)
	December 31, 2012

Various inputs are used in determining the value of the Fund's investments. These inputs are sum-
marized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilites
	that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are ob-
	servable for the asset or liability, either directly or indirectly. These inputs
	may include quoted prices for the identical instrument on an active market,
	price for similar instruments, interest rates, prepayment speeds, yield
	curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant obser-
	able inputs are not available, representing the Fund's own assumptions
	about the assumptions a market participant would use in valuing the
	asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2012 in valuing the Fund's invest-
ments carried at value:

Investments in Securities	Level1	Level 2	Level 3	Total

Common Stocks	$1,651,934	$ -	$ -	$1,651,934

	$1,651,934	$ -	$ -	$1,651,934

The Fund did not hold any Level 3 assets during the year ended December 31, 2012. The
Fund did not hold any derivative instruments at any time during the year ended December
31, 2012 . There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level l and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

		10

NORTHQUEST CAPITAL FUND, INC.
Statement of Assets and Liabilities
December 31, 2012

Assets

Investments in securities at fair value (cost $1,208,961)	$ 1,651,934
Cash	3,170
Cash, interest bearing	701,205
Dividends and interest receivable	1,117

Total Assets	2,357,426

Liabilities

Accrued expenses	-

Net Assets	$ 2,357,426

Composition of Net Assets:
Common stock, at $.001 par value	$ 201
Paid-in capital	1,968,388
Accumulated net realized loss on investments	(54,136)
Net unrealized appreciation of securities	442,973

Net Assets (equivalent of $11.71 per share based on 201,395
share outstanding) (Note 4)	$ 2,357,426

The accompanying notes are an integral part of these financial statements.
11

NORTHQUEST CAPITAL FUND, INC.
Statement of Operations
For the year ended December 31, 2012

Investment Income
Dividends	$ 35,020
Interest	197

Total Income	35,217

Expenses
Investment advisory fee (Note 2)	23,311
Audit	9,400
Bank fees	149
Director fees and expenses	600
Insurance	925
Office expense	709
Telephone	1,214
Postage and printing	1,287
Registration and fees	3,563
Taxes	550

Total Expenses	41,708

Net Investment Loss	(6,491)

Realized and Unrealized Gain from Investments

Net realized gain on investments	143,484
Net unrealized appreciation on investments	41,996

Net realized and unrealized gain from investments	185,480

Net increase in net assets resulting from operations	$ 178,989

The accompanying notes are an integral part of these financial statements.
12

NORTHQUEST CAPITAL FUND, INC.
Statements of Changes in Net Assets
For the years ended December 31, 2012 and 2011

	2012	2011
Increase (decrease) in net assets from operations

Net investment loss	$ (6,491)	$ (12,120)
Net realized gain from investments	143,484	-
Unrealized appreciation (depreciation) from investments	41,996	(28,237)

Net increase (decrease) in net assets resulting
from operations	178,989	(40,357)

Distribution to shareholders from net investment income	-	-

Capital share transactions (Note 4)	(105,053)	(5,652)

Increase (decrease) in net assets	73,936	(46,009)

Net Assets
Beginning of year	2,283,490	2,329,499

End of year (includes $0 and $0 of	$ 2,357,426	$ 2,283,490
undistributed net investment income,
respectively)

The accompanying notes are an integral part of these financial statements.
13

NORTHQUEST CAPITAL FUND, INC.
Financial Highlights
For a share of capital stock outstanding throughout the period
	For the years ended December 31,

	2012	2011	2010	2009	2008
PER SHARE DATA:
Net Asset Value, Beginning of Period	$10.85	$11.03	$ 10.18	$ 9.05	$ 12.85
Income from Investment Operations:
Net Investment Income (Loss) (1)	(0.03)	(0.06)	(0.09)	(0.03)	0.01
Net Realized and Unrealized Gain (Loss) on
Investments	0.89	(0.12)	0.94	1.16	(3.80)
Total From Investment Operations	0.86	(0.18)	0.85	1.13	(3.79)

Less Distributions	-	-	-	-	(0.01)

Net Asset Value, End of Period	$ 11.71	$ 10.85	$ 11.03	$ 10.18	$ 9.05

Total Return (2)	7.93%	-1.63%	8.35%	12.49%	-29.48%

Ratios and Supplemental Data:
Net Assets, end of Period (000's)	$ 2,357	$ 2,283	$ 2,329	$ 2,125	$ 1,843

Ratio of Expenses, after reimbursement to
Average Net Assets	1.79%	1.79%	1.79%	1.79%	1.79%

Ratio of Expenses, before reimbursement to
Average Net Assets	1.79%	1.79%	1.79%	1.83%	1.79%

Ratio of Net Investment Income (Loss) to
Average Net Assets after reimbursement	-0.28%	-0.52%	-0.85%	-0.36%	0.11%

Ratio of Net Investment Income (Loss) to
Average Net Assets before reimbursement	-	-	-	-0.40%	-

Portfolio Turnover Rate	1.32%	0.00%	0.00%	0.00%	22.38%

1 Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period

2 Total return assumes reinvestment of dividends

The accompanying notes are an integral part of these financial statements.
	14

NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements

December 31, 2012

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations: NorthQuest Capital Fund, Inc. (“the Fund”) was incorporated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002.  The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

          The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued by using market quotations, but may be  valued on the basis  of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock  exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund’s “Fair Value Policy” that has been authorized by the Fund’s Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Federal Income Taxes:

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) require management of the Fund to analyze all open tax years, fiscal years 2009-2012, defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Reclassification: In accordance with the determination and disclosure requirements of investment

NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements (continued)

December 31, 2012

1.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

          companies, the Fund has recorded a reclassification in the capital account. As of December 31, 2012 the Fund recorded a permanent book/tax difference of $6,491 from net investment loss and $2 from expired carry loss forward to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.

INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with Emerald Research Corporation (“the Advisor”), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily closing net assets of the Fund and are payable monthly.  The investment advisory fee paid to the Advisor for the year ended December 31, 2012 was $23,311. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund‘s aggregate annual operating expenses exceed 1.79%. The Fund’s expense ratio for 2012 was 1.79%; therefore no reimbursement for expenses occurred for the year ended December 31, 2012. The Advisor has agreed to pay all IRA custodial fees which amounted to $973 as of December 31, 2012.

Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.

3.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2012, purchases and sales of investment securities other than short-term investments aggregated $23,919 and $547,297 respectively.

4.       CAPITAL SHARE TRANSACTIONS

As of December 31, 2012, there were 500,000,000 shares of $.001 par value capital stock authorized. Total capital stock and paid-in capital as of December 31, 2012 amounted to $1,968,589.

NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements (continued)

December 31, 2012

4.       CAPITAL SHARE TRANSACTIONS (continued)

                                                December 31, 2012                    December 31, 2011

                                              Shares          Amount                    Shares           Amount

          Shares sold                              3,383       $   39,200                     4,817        $   52,744

          Shares issued in

  Reinvestment of dividends           -                     -                              -                      -

Shares redeemed              (12,465)      (144,253)                (5,498)        (58,396)

Net increase (decrease)        (9,082)     $(105,053)                  (681)     $ (5,652)

                                          =======    ========             =======      =======

5.       FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

          No distributions were paid during the years ended December 31, 2012 and 2011.

As of December 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

              Undistributed ordinary income                                              $                -

              Capital loss carryforwards expiring:   12/31/2017+              $      (54,136)

                                                                                                        =========

               Gross unrealized appreciation on investment securities        $     475,414

               Gross unrealized depreciation on investment securities                (32,441)

               Net unrealized appreciation on investment securities            $     442,973

                                                                                                         =========

               Tax cost of investment securities                                            $  1,208,961

+   The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

                                                                                      17

NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements (continued)

December 31, 2012

6.      NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Pronouncement requires retrospective application for all comparative periods presented. Management is currently evaluating the impact that this Pronouncement may have on the Fund’s financial statements.

7.       CREDIT FACILITY

The Fund has an available line of credit with a commercial bank of up to $50,000 to meet its operating needs. Borrowings are repayable at the bank’s prime rate (3.25% at December 31, 2012) plus .99%. There were no borrowings during the fiscal year ended December 31, 2012 and the balance due on this facility at December 31, 2012 was $0.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors of the

NorthQuest Capital Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the NorthQuest Capital Fund, Inc., (the "Fund") including the schedule of investments, as of December 31, 2012 and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the NorthQuest Capital Fund, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

January 26, 2013

BOARD OF DIRECTORS INFORMATION                                             December 31, 2012

NorthQuest Capital Fund, Inc.

The Fund’s Board of Directors has the ultimate responsibility of running the Fund.  Information about the Fund’s Directors is provided below.  Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.

INDEPENDENT DIRECTORS

Each “Independent Director” received an aggregate compensation of $200 from the Fund for the year ended December 31, 2012.  The Fund does not pay any compensation to its Directors who are considered “Interested Directors” of the Fund.

                                                                                                                                                          Other Public

                                                                                                            Principal Occupation              Company

 Name and Age                     Position         Term/Time on Bd.          During Last 5 Years             Directorships

Charles G. Camarata             Director        1 year and served            Private Investor                          None

Age 67                                                         since 02/2012

Robert S. Keesser                   Lead            1 year and served             Dist. Sales Manager                  None

Age  51                                  Director        since Fund’s inception     Genuine Parts Co.

                                                                                                                    Atlanta, GA

John G. Padovano                 Director        1 year and served             President                                    None

Age  64                                                        since Fund’s inception     Rand Direct, Inc.

                                                                                                                   Edison, NJ

INTERESTED DIRECTOR

Peter J. Lencki                      Chairman      1 year and served             Portfolio Manager                     None

Age  58                  President/Treasurer    since Fund’s inception    NorthQuest Capital Fund

Directors of the Fund are considered “Interested Directors”, as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund’s Investment Adviser.  Mr. Peter Lencki is president/owner of the Fund’s Investment Advisor.

BOARD DISCUSSION ON RENEWING FUND’S ADVISORY CONTRACT

The Board renewed the advisory contract with Emerald Research Corp. (ERC) on July 18, 2012 (effective August 10, 2012 to August 10, 2013) for the following reasons:

Nature and Quality of Services

The Directors reviewed the nature, extent and quality of the services provided by ERC to the Fund. They considered the Investment Adviser’s responsibilities in conducting daily Fund operations, securities research, and overseeing compliance policies and procedures. Based on these findings the Board concluded that they were satisfied with the nature, extent and quality of services provided by the Investment Adviser under the advisory contract.

Investment Performance

The Board reviewed the Fund’s performance. They noted that for the first six months of 2012, the Fund was up 4.52% while the S&P500 Index was up 8.31%.  The Directors considered the Fund’s conservative investment strategy versus the uncertain investment environment (such as the upcoming U.S. November elections, the global economic slowdown, the threat of an Isreali-Iran conflict and the budget stalemate in Washington) with regard to the Fund’s investment performance. The Board concluded that the Fund’s overall performance was satisfactory.

Fees

The Directors examined the advisory fee paid to the Investment Advisor as per the advisory agreement. They compared the advisory fee with advisory fees paid by other funds and services rendered. The Board also noted that the advisory contract obligates ERC to reimburse the Fund if the Fund’s total expenses exceed 1.79% per year of the averaged total net assets of the Fund. Based on

BOARD OF DIRECTORS INFORMATION (continued)                         December 31, 2012

NorthQuest Capital Fund, Inc.

Fees (continued)

these findings the Board determined that the advisory fees paid under the advisory contract were reasonable when compared to fees charged by other Investment Advisers providing similar services to other Funds.

Profitability and Other Benefits to the Investment Adviser

The Board next reviewed ERC’s financials such as its latest general ledger, balance sheet and profit and loss information. ERC’s “Brochure”, Form ADV and Form ADV II were also examined. Based on this examination the directors concluded that ERC’s profitability would not prevent the Board from approving the renewal of the advisory contract.

Economies of Scale

The Board considered information as per economies of scale and whether current fees might require an adjustment. The directors determined that no adjustment of the existing advisory fee was necessary.

Conclusion

The Board of directors, including a majority of independent directors, approved the renewal of the advisory contract after motions by J. Padovano and M. Sommerhalter. A copy of the contract is kept on file at the Fund’s office.

PROXY VOTING INFORMATION

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-698-5261.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Advisor

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Custodian

Charles Schwab & Company, Inc.

70 White Street

Red Bank, NJ 07701

Transfer Agent

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

The Sourlis Law Firm

130 Maple Ave., Suite 9B2

Red Bank, NJ 07701

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only be prospectus, which includes details as to offering price and material information.

Item  2.  Code of Ethics.

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the ‘Fund”), hereby adopts the following Code of Ethics, which applies to the Fund’s principal executive (Peter Lencki), chief financial officer (Peter Lencki), and accounting officers or person performing similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

a)

Honest and ethical conduct, including the ethical handling of actual and apparent conflicts of interest between personnel and professional relationships;

b)

Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications;

c)

Compliance with all applicable governmental laws, rules and regulations;

d)

Prompt internal reporting of violations f the code, should any occur, to any of the principal officers of the Fund and all appropriate persons identified in the code; and

e)

The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert.

The Fund has assets of $2.4 million and has no audit committee and therefore has no audit committee expert. The Fund’s officers and board of directors, which consists of independent directors that control 75% of the board, oversee and review all Fund reports. The current Fund auditor is Michael Baranowsky of Sanville & Company. Mr. Baranowsky conducts various Fund audits and continues to indicate satisfaction with the Fund’s internal controls and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.

Item 4-8.  (Reserved)

Item 9.  Controls and Procedures.

Peter J. Lencki is the president and chief financial officer of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous basis. Mr. Lencki is also president and owner of the investment advisor, the Emerald Research Corporation. Auditors has reviewed the internal control exercised by the Fund during the past year and found no material weaknesses.

Item 10.  Exhibits.

A.

EX99Q412.CER

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSR.

Item 10.  Exhibits (continued).

B.

EY99Q412.CER

A separate certification of the principal executive and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act is filed herewith as an exhibit to and part of this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                       NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  01/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  01/26/2013